Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	333-296437
Entity Registrant Name	FULLPAC, INC.
Entity Central Index Key	0002076148
Entity Tax Identification Number	39-2886611
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1206 Laskin Road
Entity Address, Address Line Two	Suite 201-o
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23451
City Area Code	(757)
Local Phone Number	821-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false